Note 4 - Premises and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 372,631	$ 290,101	$ 464,447